Net Parent Investment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Parent Investment Details Abstract
Capital stock	$ 55,985	$ 55,985
Retained earnings	218,376	24,234
Other comprehensive income	121	45
Total	$ 274,482	$ 80,264